Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		$ 4,088,303
Ending balance	$ 127,784	3,787,509	$ 4,088,303
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		8,883,161	8,636,391
Additions		1,187,604	1,572,648
Disposals		(1,104,556)	(1,365,192)
Reclassifications		278,650	345,810
Exchange effect		104,511	(306,496)
Ending balance		9,349,370	8,883,161
Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,794,858	4,132,303
Amortization		1,919,070	2,042,360
Disposals		(1,104,556)	(1,365,192)
Exchange effect		(47,511)	(14,613)
Ending balance		5,561,861	4,794,858
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		15,188
Ending balance		15,188	15,188
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		15,188	15,188
Additions		0	0
Disposals		0	0
Reclassifications		0	0
Exchange effect		0	0
Ending balance		15,188	15,188
Goodwill [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		0	0
Amortization		0	0
Disposals		0	0
Exchange effect		0	0
Ending balance		0	0
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		470,456
Ending balance		410,712	470,456
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		903,993	652,898
Additions		3,566	1,365
Disposals		(95,505)	(85,437)
Reclassifications		278,650	345,810
Exchange effect		(9,978)	(10,643)
Ending balance		1,080,726	903,993
Software [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		433,537	275,255
Amortization		337,376	245,345
Disposals		(95,505)	(85,437)
Exchange effect		(5,394)	(1,626)
Ending balance		670,014	433,537
Patent and technology license fee [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,390,968
Ending balance		2,102,561	2,390,968
Patent and technology license fee [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		4,534,340	4,546,748
Additions		38,928	283,439
Disposals		0	0
Reclassifications		0	0
Exchange effect		114,483	(295,847)
Ending balance		4,687,751	4,534,340
Patent and technology license fee [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,143,372	1,675,440
Amortization		483,940	480,913
Disposals		0	0
Exchange effect		(42,122)	(12,981)
Ending balance		2,585,190	2,143,372
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		1,211,691
Ending balance		1,259,048	1,211,691
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		3,429,640	3,421,557
Additions		1,145,110	1,287,844
Disposals		(1,009,051)	(1,279,755)
Reclassifications		0	0
Exchange effect		6	(6)
Ending balance		3,565,705	3,429,640
Others [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		2,217,949	2,181,608
Amortization		1,097,754	1,316,102
Disposals		(1,009,051)	(1,279,755)
Exchange effect		5	(6)
Ending balance		$ 2,306,657	$ 2,217,949